Operating costs and other operating income - Summary of R&D expenditure by program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating costs
Total R&D expenditure	€ (491,707)	€ (523,667)	€ (420,090)
Filgotinib program
Operating costs
Total R&D expenditure	(171,204)	(126,879)	(100,032)
Ziritaxestat program
Operating costs
Total R&D expenditure	(26,725)	(55,902)	(75,951)
OA program with GLPG1972
Operating costs
Total R&D expenditure	(2,285)	(22,966)	(19,958)
Toledo Program
Operating costs
Total R&D expenditure	(91,957)	(87,107)	(47,204)
TYK2 program on GLPG3667
Operating costs
Total R&D expenditure	(27,141)	(20,199)	(10,728)
AtD program with MOR106
Operating costs
Total R&D expenditure	(112)	(7,618)	(24,051)
Other programs
Operating costs
Total R&D expenditure	€ (172,284)	€ (202,996)	€ (142,166)